Leases (Details) - Schedule of the future maturity of lease liabilities	Dec. 31, 2022 USD ($)
Schedule of The Future Maturity of Lease Liabilities [Abstract]
2023	$ 62,999
2024	62,999
2025	62,999
Total undiscounted cash flows	188,997
Less: imputed interest	(10,831)
Present value of lease liabilities	178,166
Less: current portion	57,109
Non-current lease liabilities	$ 121,057